Summary of Amortized Cost and Fair Value of Fixed Maturity Securities, By Maturity (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Summarizes the amortized cost and fair value of fixed maturity securities
Subtotal, Fair value	$ 50,201	$ 43,690
Available-for-Sale Securities, Amortized cost	47,915	42,526
Available-for-sale Securities, Fair value	50,280	43,700
Fixed maturity securities [Member]
Summarizes the amortized cost and fair value of fixed maturity securities
Due in one year or less, Amortized cost	1,391
Due in one year or less, Fair Value	1,408
Due after one year through five years, Amortized cost	11,337
Due after one year through five years, Fair value	11,762
Due after five years through ten years, Amortized cost	14,300
Due after five years through ten years, Fair value	14,642
Due after ten years, Amortized cost	14,406
Due after ten years, Fair value	15,870
Subtotal, Amortized cost	41,434
Subtotal, Fair value	43,682
Available-for-Sale Securities, Amortized cost	47,842	42,524
Available-for-sale Securities, Fair value	50,201	43,690
Fixed maturity securities [Member] | Residential mortgage-backed securities [Member]
Summarizes the amortized cost and fair value of fixed maturity securities
Available-for-Sale Securities, Amortized cost	2,788	3,161
Available-for-sale Securities, Fair value	2,872	3,248
Fixed maturity securities [Member] | Commercial mortgage-backed securities [Member]
Summarizes the amortized cost and fair value of fixed maturity securities
Available-for-Sale Securities, Amortized cost	1,154	1,260
Available-for-sale Securities, Fair value	1,161	1,279
Fixed maturity securities [Member] | Asset-backed Securities [Member]
Summarizes the amortized cost and fair value of fixed maturity securities
Available-for-Sale Securities, Amortized cost	2,466	1,967
Available-for-sale Securities, Fair value	$ 2,486	$ 1,957